Summary of Short-term Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	$ 10,453	$ 8,611
Gross unrealized gains	2
Gross unrealized losses		(3)
Fair value	10,455	8,608
Certificates of Deposit [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	200	1,462
Fair value	200	1,462
Corporate Debt Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized cost	10,253	7,149
Gross unrealized gains	2
Gross unrealized losses		(3)
Fair value	$ 10,255	$ 7,146